RELATED PARTY BALANCES AND TRANSACTIONS - Balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Amount due from related parties:
Amounts due from related parties	¥ 860,213	$ 131,833	¥ 1,421,170
Amount due to related parties, current:
Amount due to related parties, current	(11,185)	$ (1,714)	(14,769)
Xiaomi Communication Technology Co. Ltd.("Xiaomi Communication")
Amount due from related parties:
Amounts due from related parties	830,871		1,401,015
Yunding
Amount due from related parties:
Amounts due from related parties	2,064
Gongqingcheng Yunding
Amount due from related parties:
Amounts due from related parties	22,500
Youpin Information
Amount due from related parties:
Amounts due from related parties	2,278		9,845
Xiaomi Information
Amount due from related parties:
Amounts due from related parties			7,669
Xiaomi Technology Co. Ltd. ("Xiaomi Technology")
Amount due to related parties, current:
Amount due to related parties, current	(10,293)		(14,186)
Others
Amount due from related parties:
Amounts due from related parties	2,500		2,641
Amount due to related parties, current:
Amount due to related parties, current	¥ (892)		¥ (583)